PREMISES AND EQUIPMENT	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
PREMISES AND EQUIPMENT

NOTE 6 - PREMISES AND EQUIPMENT

A summary by asset classification at December 31 is as follows (in thousands):

	2012	2011

Land	$1,641	$1,641
Premises and improvements	10,876	10,724
Furniture and equipment	4,060	3,973
Leasehold improvements	1,707	1,699
Total, at cost	18,284	18,037
Less accumulated depreciation	8,609	8,040

Net premises and equipment	$9,675	$9,997

Depreciation and amortization expense was $721, $766 and $789 thousand, in 2012, 2011 and 2010, respectively.